Stock Option Plans	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Stock Option Plans

Note 8. Stock Option Plans

On August 29, 2006, the Board of Directors of the Company adopted the General Finance Corporation 2006 Stock Option Plan (“2006 Plan”), which was approved and amended by stockholders on June 14, 2007 and December 11, 2008, respectively. Options granted and outstanding under the 2006 Plan are either incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended, or so-called non-qualified options that are not intended to meet incentive stock option requirements. All options granted do not have a term in excess of ten years, and the exercise price of any option is not less than the fair market value of the Company’s common stock on the date of grant. After the adoption by the Board of Directors and upon the approval of the 2009 Stock Incentive Plan (“2009 Plan”) by the stockholders (see below), the Company suspended any further grants under the 2006 Plan.

On September 21, 2009, the Board of Directors of the Company adopted the 2009 Plan, which was approved by the stockholders at the Company’s annual meeting on December 10, 2009. The 2009 Plan is an “omnibus” incentive plan permitting a variety of equity programs designed to provide flexibility in implementing equity and cash awards, including incentive stock options, nonqualified stock options, restricted stock grants, restricted stock units, stock appreciation rights, performance stock, performance units and other stock-based awards. Participants in the 2009 Plan may be granted any one of the equity awards or any combination of them, as determined by the Board of Directors or the Compensation Committee. Upon the approval of the 2009 Plan by the stockholders, the Company suspended further grants under the 2006 Plan (see above). Any stock options which are forfeited under the 2006 Plan will become available for grant under the 2009 Plan, but the total number of shares available under the 2006 Plan and the 2009 Plan will not exceed the 2,500,000 shares reserved for grant under the 2006 Plan. Unless terminated earlier at the discretion of the Board of Directors, the 2009 Plan will terminate September 21, 2019.

The 2006 Plan and the 2009 Plan are referred to collectively as the “Stock Incentive Plan.”

There have been no grants or awards of restricted stock, restricted stock units, stock appreciation rights, performance stock or performance units under the Stock Incentive Plan. All grants to-date consist of incentive and non-qualified stock options that vest over a period of up to five years (“time-based options”) and non-qualified stock options that vest over varying periods that are dependent on the attainment of certain defined EBITDA and other targets (“performance-based options”).

Since inception, the range of the fair value of the stock options granted (other than to non-employee consultants) and the assumptions used are as follows:

Fair value of stock option	$0.81 – $3.94

Assumptions used:
Risk-free interest rate	1.19% – 4.8%
Expected life (in years)	7.5
Expected volatility	26.5% – 84.6%
Expected dividends	—

At December 31, 2012, the weighted-average fair value of the stock options granted to non-employee consultants was $3.21, determined using the Black-Scholes option-pricing model using the following assumptions: a risk-free interest rate of 1.23% – 1.62%, an expected life of 7.5 – 9.4 years an expected volatility of 77.5%, and no expected dividend.

A summary of the Company’s stock option activity and related information for FY 2013 follows:

	Number of Options (Shares)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at June 30, 2012	1,843,664	$4.96
Granted	—	—
Exercised	(6,666)	1.22
Forfeited or expired	—	—

Outstanding at December 31, 2012	1,836,998	$4.97	6.7

Vested and expected to vest at December 31, 2012	1,836,998	$4.97	6.7

Exercisable at December 31, 2012	883,408	$7.18	5.1

At December 31, 2012, outstanding time-based options and performance-based options totaled 885,718 and 951,280, respectively. Also at that date, the Company’s market price for its common stock was $4.30 per share, which was at or below the exercise prices of almost half of the outstanding stock options. As a result, the intrinsic value of the outstanding stock options at that date was $1,930,000.

Share-based compensation of $4,052,000 related to stock options has been recognized in the condensed consolidated statements of operations, with a corresponding benefit to equity, from inception through December 31, 2012. At that date, there remains $1,096,000 of unrecognized compensation expense to be recorded on a straight-line basis over the remaining weighted-average vesting period of 1.7 years.

A deduction is not allowed for U.S. income tax purposes with respect to non-qualified options granted in the United States until the stock options are exercised or, with respect to incentive stock options issued in the United States, unless the optionee makes a disqualifying disposition of the underlying shares. The amount of any deduction will be the difference between the fair value of the Company’s common stock and the exercise price at the date of exercise. Accordingly, there is a deferred tax asset recorded for the U.S. tax effect of the financial statement expense recorded related to stock option grants in the United States. The tax effect of the U.S. income tax deduction in excess of the financial statement expense, if any, will be recorded as an increase to additional paid-in capital.

Royal Wolf Long Term Incentive Plan

In conjunction with the RWH IPO (see Note 1), Royal Wolf established the Royal Wolf Long Term Incentive Plan (the “LTI Plan”). Under the LTI Plan, the RWH Board of Directors may grant, at its discretion, options, performance rights and/or restricted shares of RWH capital stock to Royal Wolf employees and executive directors. Vesting terms and conditions may be up to four years and, generally, will be subject to performance criteria based primarily on enhancing shareholder returns using a number of key financial benchmarks, including EBITDA. In addition, unless the RWH Board determines otherwise, if an option, performance right or restricted share has not lapsed or been forfeited earlier, it will terminate at the seventh anniversary from the date of grant.

It is intended that up to one percent of RWH’s outstanding capital stock will be reserved for grant under the LTI Plan and a trust will be established to hold RWH shares for this purpose. However, so long as the Company holds more than 50% of the outstanding shares of RWH capital stock, RWH shares reserved for grant under the LTI Plan are required to be purchased in the open market unless the Company agrees otherwise.

The LTI Plan, among other provisions, does not permit the transfer, sale, mortgage or encumbering of options, performance rights and restricted shares without the prior approval of the RWH Board. In the event of a change of control, the RWH Board, at its discretion, will determine whether, and how many, unvested options, performance rights and restricted shares will vest. In addition, if, in the RWH Board’s opinion, a participant acts fraudulently or dishonestly or is in breach of his obligations to Royal Wolf, the RWH Board may deem any options, performance rights and restricted shares held by or reserved for the participant to have lapsed or been forfeited.

As of December 31, 2012, the Royal Wolf Board of Directors has granted 865,000 performance rights to key management personnel under the LTI Plan. In FY 2013, share-based compensation of $193,000 related to the LTI Plan has been recognized in the statements of operations, with a corresponding benefit to equity.

Note 9. Stock Option Plans

On August 29, 2006, the Board of Directors of the Company adopted the General Finance Corporation 2006 Stock Option Plan (“2006 Plan”), which was approved and amended by stockholders on June 14, 2007 and December 11, 2008, respectively. Options granted and outstanding under the 2006 Plan are either incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended, or so-called non-qualified options that are not intended to meet incentive stock option requirements. All options granted do not have a term in excess of ten years, and the exercise price of any option is not less than the fair market value of the Company’s common stock on the date of grant. After the adoption by the Board of Directors and upon the approval of the 2009 Stock Incentive Plan by the stockholders (see below), the Company suspended any further grants under the 2006 Plan.

On September 21, 2009, the Board of Directors of the Company adopted the 2009 Stock Incentive Plan (“2009 Plan”), which was approved by the stockholders at the Company’s annual meeting on December 10, 2009. The 2009 Plan is an “omnibus” incentive plan permitting a variety of equity programs designed to provide flexibility in implementing equity and cash awards, including incentive stock options, nonqualified stock options, restricted stock grants, restricted stock units, stock appreciation rights, performance stock, performance units and other stock-based awards. Participants in the 2009 Plan may be granted any one of the equity awards or any combination of them, as determined by the Board of Directors or the Compensation Committee. Upon the approval of the 2009 Plan by the stockholders, the Company suspended further grants under the 2006 Plan (see above). Any stock options which are forfeited under the 2006 Plan will become available for grant under the 2009 Plan, but the total number of shares available under the 2006 Plan and the 2009 Plan will not exceed the 2,500,000 shares reserved for grant under the 2006 Plan. Unless terminated earlier at the discretion of the Board of Directors, the 2009 Plan will terminate September 21, 2019.

The 2006 Plan and the 2009 Plan are referred to collectively as the “Stock Incentive Plan.”

There have been no grants or awards of restricted stock, restricted stock units, stock appreciation rights, performance stock or performance units under the Stock Incentive Plan. All grants to-date consist of incentive and non-qualified stock options that vest over a period of up to five years (“time-based options”) and non-qualified stock options that vest over varying periods that are dependent on the attainment of certain defined EBITDA and other targets (“performance-based options”).

On July 14, 2010 (“July 2010 Grant”), the Company granted options to three non-employee consultants to purchase 40,000 shares of common stock at an exercise price of equal to the closing market value of the Company’s common stock as of date, or $1.22 per share, with a vesting period of three years.

On September 15, 2010 (“September 2010 Grant”), the Company granted options to three officers of GFN and 12 key employees of Pac-Van and Royal Wolf to purchase 298,000 shares of common stock at an exercise price equal to the closing market price of the Company’s common stock as of that date, or $1.06 per share. The options under the September 2010 Grant vest over four years, subject to performance conditions based on achieving cumulative EBITDA and indebtedness targets for FY 2011 and the fiscal years ending June 30, 2012 and 2013.

On December 9, 2010 (“December 2010 Grant”), the Company granted options to two members of its Board of Directors to purchase 18,000 shares of common stock at an exercise price equal to the closing market price of the Company’s common stock as of that date, or $2.04 per share, with a vesting period of three years.

On June 23, 2011 (“June 2011 Grant”), the Company granted options to two officers of GFN, seven key employees of Pac-Van and a non-employee consultant to purchase 131,000 shares of common stock at an exercise price equal to the closing market price of the Company’s common stock as of that date, or $2.99 per share. The options under the June 2011 Grant vest over forty-two months, subject to performance conditions based on achieving cumulative EBITDA and indebtedness targets for the fiscal years ending June 30, 2012 – 2014.

On August 25, 2011 (“August 2011 Grant”), the Company granted options to an officer of GFN for 80,000 shares of common stock at an exercise price of $3.11, which was equal to the closing market price of the Company’s common stock as of that date. The options under the August 2011 Grant vest over 40 months, subject to performance conditions based on achieving cumulative EBITDA targets for the fiscal years ending June 30, 2012 – 2014.

On December 6, 2011 (“December 2011 Grant”), the Company granted options to three members of its Board of Directors to purchase 27,000 shares of common stock at an exercise price equal to the closing market price of the Company’s common stock as of that date, or $2.58 per share, with a vesting period of three years.

On June 7, 2012 (“June 2012 Grant”), the Company granted options to four officers of GFN, seven key employees of Pac-Van and three non-employee consultants to purchase 264,000 shares of common stock at an exercise price equal to the closing market price of the Company’s common stock as of that date, or $3.15 per share. The options under the June 2012 Grant vest over forty-two months, subject to performance conditions based on achieving cumulative EBITDA and indebtedness targets for the fiscal years ending June 30, 2013 – 2015.

In FY 2012, the weighted-average fair value of the stock options granted was $2.28, determined using the Black-Scholes option-pricing model using the following assumptions: a risk-free interest rate of 1.19% – 1.61%, an expected life of 7.5 years, an expected volatility of 77.9% – 84.6% and no expected dividend. Since inception, the range of the fair value of the stock options granted (other than to non-employee consultants) and the assumptions used are as follows:

Fair value of stock option	$0.81 – $3.94

Assumptions used:
Risk-free interest rate	1.19% – 4.8%
Expected life (in years)	7.5
Expected volatility	26.5% – 84.6%
Expected dividends	—

At June 30, 2012, the weighted-average fair value of the stock options granted to non-employee consultants was $2.65, determined using the Black-Scholes option-pricing model using the following assumptions: a risk-free interest rate of 1.30% – 1.66%, an expected life of 8.0 – 9.9 years an expected volatility of 77.5%, and no expected dividend.

A summary of the Company’s stock option activity and related information as of and for FY 2011 and FY 2012 follows:

	Number of Options (Shares)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at June 30, 2010	1,254,910	$6.65
Granted	487,000	1.63
Exercised	—	—
Forfeited or expired	(201,340)	3.53

Outstanding at June 30, 2011	1,540,570	5.47
Granted	371,000	3.10
Exercised	(6,666)	1.22
Forfeited or expired	(61,240)	7.15

Outstanding at June 30, 2012	1,843,664	$4.96	7.2

Vested and expected to vest at June 30, 2012	1,843,664	$4.96	7.2

Exercisable at June 30, 2012	783,781	$7.26	5.5

At June 30, 2012, outstanding time-based options and performance-based options totaled 892,384 and 951,280, respectively. Also at that date, the Company’s market price for its common stock was $3.22 per share, which was at or below the exercise prices of almost half of the outstanding stock options. As a result, the intrinsic value of the outstanding stock options at that date was $948,000.

Share-based compensation of $3,599,000 related to stock options has been recognized in the statement of operations, with a corresponding benefit to equity, from inception through June 30, 2012. At that date, there remains $1,517,000 of unrecognized compensation expense to be recorded on a straight-line basis over the remaining weighted-average vesting period of 1.96 years.

A deduction is not allowed for U.S. income tax purposes with respect to non-qualified options granted in the United States until the stock options are exercised or, with respect to incentive stock options issued in the United States, unless the optionee makes a disqualifying disposition of the underlying shares. The amount of any deduction will be the difference between the fair value of the Company’s common stock and the exercise price at the date of exercise. Accordingly, there is a deferred tax asset recorded for the U.S. tax effect of the financial statement expense recorded related to stock option grants in the United States. The tax effect of the U.S. income tax deduction in excess of the financial statement expense, if any, will be recorded as an increase to additional paid-in capital.

Royal Wolf Long Term Incentive Plan

In FY 2011, in conjunction with the RWH IPO, Royal Wolf established the Royal Wolf Long Term Incentive Plan (the “LTI Plan”). Under the LTI Plan, the RWH Board of Directors may grant, at its discretion, options, performance rights and/or restricted shares of RWH capital stock to Royal Wolf employees and executive directors. Vesting terms and conditions may be up to four years and, generally, will be subject to performance criteria based primarily on enhancing shareholder returns using a number of key financial benchmarks, including EBITDA. In addition, unless the RWH Board determines otherwise, if an option, performance right or restricted share has not lapsed or been forfeited earlier, it will terminate at the seventh anniversary from the date of grant.

It is intended that up to one percent of RWH’s outstanding capital stock will be reserved for grant under the LTI Plan and a trust will be established to hold RWH shares for this purpose. However, so long as the Company holds more than 50% of the outstanding shares of RWH capital stock, RWH shares reserved for grant under the LTI Plan are required to be purchased in the open market unless the Company agrees otherwise.

The LTI Plan, among other provisions, does not permit the transfer, sale, mortgage or encumbering of options, performance rights and restricted shares without the prior approval of the RWH Board. In the event of a change of control, the RWH Board, at its discretion, will determine whether, and how many, unvested options, performance rights and restricted shares will vest. In addition, if, in the RWH Board’s opinion, a participant acts fraudulently or dishonestly or is in breach of their obligations to Royal Wolf, the RWH Board may deem any options, performance rights and restricted shares held by or reserved for the participant to have lapsed or been forfeited.

As of June 30, 2012, the Royal Wolf Board of Directors granted 375,000 performance rights in FY 2012 to key management personnel under the LTI Plan. In FY 2012, share-based compensation of $146,000 related to the LTI Plan has been recognized in the statement of operations, with a corresponding benefit to equity.